CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument, Unamortized Discount (Premium), Net	$ 4,097,677	$ 183,560
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	4,000,000	4,000,000	4,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Shares, Issued	488,448,984	402,196,273	312,860,376
Common Stock, Shares, Outstanding	488,448,984	402,196,273	312,860,376
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued	2,000,000	2,000,000	0
Preferred Stock, Shares Outstanding	2,000,000	2,000,000	0
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued	0	0	1,850,000
Preferred Stock, Shares Outstanding	0	0	1,850,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Outstanding	2,000,000	2,000,000	2,000,000